PROPERTY, PLANT AND EQUIPMENT (Schedule of Property Plant and Equipment) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		¥ 337
Depreciation charge		(67)	¥ (1,748)	¥ (2,655)
At December 31		275	337
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge | $	$ (10)
At December 31 | $	40
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		1,161	113,725
Acquisition of Bayannaoer Mining			335
Additions		5	4,208
Transfer
Disposals			(13,272)
Exchange adjustment		45	(2,721)
Disposal of subsidiaries			(101,114)
At December 31		1,211	1,161	113,725
Cost [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31 | $	175
Cost [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		43	28,713
Acquisition of Bayannaoer Mining			43
Additions
Transfer
Disposals			(5,781)
Exchange adjustment			(104)
Disposal of subsidiaries			(22,828)
At December 31		43	43	28,713
Cost [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31 | $	6
Cost [Member] | Mining structures and mining rights [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1			33,942
Acquisition of Bayannaoer Mining
Additions
Transfer
Disposals			(4,688)
Exchange adjustment			(21)
Disposal of subsidiaries			(29,233)
At December 31				33,942
Cost [Member] | Mining structures and mining rights [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31 | $
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		839	7,654
Acquisition of Bayannaoer Mining			12
Additions		5	71
Transfer
Disposals			(786)
Exchange adjustment		45	(173)
Disposal of subsidiaries			(5,939)
At December 31		889	839	7,654
Cost [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31 | $	129
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		279	7,356
Acquisition of Bayannaoer Mining			280
Additions
Transfer
Disposals			(2,017)
Exchange adjustment			(35)
Disposal of subsidiaries			(5,305)
At December 31		279	279	7,356
Cost [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31 | $	40
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1			36,060
Acquisition of Bayannaoer Mining
Additions			4,137
Transfer
Disposals
Exchange adjustment			(2,388)
Disposal of subsidiaries			(37,809)
At December 31				36,060
Cost [Member] | Construction in progress [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31 | $
Accumulated depreciation and amortization and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(824)	(59,202)
Depreciation charge		(67)	(1,748)
Disposals			12,266
Exchange adjustment		(45)	(199)
Disposal of subsidiaries			48,059
At December 31		(936)	(824)	(59,202)
Accumulated depreciation and amortization and impairment losses [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31 | $	(135)
Accumulated depreciation and amortization and impairment losses [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1			(14,605)
Depreciation charge		(3)	(530)
Disposals			5,121
Exchange adjustment			(84)
Disposal of subsidiaries			10,098
At December 31		(3)		(14,605)
Accumulated depreciation and amortization and impairment losses [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31 | $
Accumulated depreciation and amortization and impairment losses [Member] | Mining structures and mining rights [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1			(33,608)
Depreciation charge
Disposals			4,688
Exchange adjustment
Disposal of subsidiaries			28,920
At December 31				(33,608)
Accumulated depreciation and amortization and impairment losses [Member] | Mining structures and mining rights [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31 | $
Accumulated depreciation and amortization and impairment losses [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(820)	(7,541)
Depreciation charge		(5)	(25)
Disposals			715
Exchange adjustment		(45)	(69)
Disposal of subsidiaries			6,100
At December 31		(870)	(820)	(7,541)
Accumulated depreciation and amortization and impairment losses [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31 | $	(126)
Accumulated depreciation and amortization and impairment losses [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(4)	(3,448)
Depreciation charge		(59)	(1,193)
Disposals			1,742
Exchange adjustment			(46)
Disposal of subsidiaries			2,941
At December 31		(63)	(4)	(3,448)
Accumulated depreciation and amortization and impairment losses [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31 | $	(9)
Accumulated depreciation and amortization and impairment losses [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1
Depreciation charge
Disposals
Exchange adjustment
Disposal of subsidiaries
At December 31
Accumulated depreciation and amortization and impairment losses [Member] | Construction in progress [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange adjustment
At December 31 | $